1. Operations	12 Months Ended
Dec. 31, 2017
Operations
Operations

Companhia de Saneamento Básico do Estado de São Paulo ("SABESP" or the "Company") is a mixed-capital company headquartered in São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900, controlled by the São Paulo State Government. The Company is engaged in the provision of basic and environmental sanitation services in the State of São Paulo, as well as it supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the State of São Paulo, SABESP may performs these activities in other states and countries, and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive and innovative manner, with a focus on customers.

As of December 31, 2017, the Company operated water and sewage services in 368 municipalities of the State of São Paulo. Most of these municipalities operations are based on 30-year concession, program and services contracts.  The Company has two partial contracts with the municipality of Mogi das Cruzes, however, since most of municipality is serviced by wholesale, it was not included in the 368 municipalities. As of December 31, 2017, the Company had 370 contracts.

SABESP is not temporarily operating in the municipalities of Macatuba and Cajobi due to judicial orders. The lawsuits are in progress and the carrying amount of these municipalities’ intangible assets was R$4,345 as of December 31, 2017 (R$4,345 as of December 31, 2016).

As of December 31, 2017, 51 concession agreements (54 as of December 31, 2016) had expired and are being negotiated. From 2018 to 2030, 32 concession agreements will expire. Management believes that concession agreements expired and not yet renewed will result in new contracts, disregarding the risk of discontinuity in the provision of municipal water supply and sewage services. By December 31, 2017, 287 program and services contracts were signed (281 contracts as of December 31, 2016).

As of December 31, 2017, the carrying amount of the underlying assets used in the 51 concessions of the municipalities under negotiation totaled R$6,205,337, accounting for 18.54% of the total of intangible assets, and the related gross revenue for the year ended December 31, 2017 totaled R$1,577,787, accounting for 10,26% of the total of gross revenue.

The Company’s operations are concentrated in the municipality of São Paulo, which represents 55.38% of the gross revenues as of December 31, 2017 (55.46% as of December 31, 2016 and 51.79% as of December 31, 2015) and 46.92% of intangible assets (46.57% on December 31, 2016).

On June 23, 2010, the State of São Paulo, the Municipality of São Paulo, the Company and the regulatory agency “Sanitation and Energy Regulatory Agency – ARSESP” signed an agreement to share the responsibility for water supply and sewage services to the Municipality of São Paulo based on a 30-year concession agreement. This agreement is extendable for another 30 years, pursuant to the law.  This agreement sets forth SABESP as the exclusive service provider and designates ARSESP as regulator, establishing prices, controlling and monitoring services. On the same date, the State of São Paulo, the Municipality of São Paulo and SABESP signed the “Public service provision agreement of water supply and sewage services”, a 30-year concession agreement which is extendable for another 30 years. This agreement involves the following activities:

i. protection of the sources of water in collaboration with other agencies of the State and the City;

ii. capture, transport and treatment of water;

iii. collect, transport, treatment and final dispose of  sanitary sewage; and

iv. adoption of other actions of basic and environmental sanitation.

The Company operates under an authorization by public deed in some municipalities in the Santos coast region and in the Ribeira Valley, where the Company started to operate after the merger of the companies that formed it. In September 2015, the Company entered into a water supply and sewage public utility services agreement with the municipality  of Santos; the gross revenue calculated in the year ended December 31, 2017 totaled R$ 294.658 (R$280,689 as of December 31, 2016 and R$269,530 as of December 31, 2015) and the intangible asset was R$310,577 in the year ended December 31, 2017 (R$303,540 as of December 31, 2016).

Article 58 of Law 11,445/07 determines that precarious and overdue concessions, as well as those effective for an undetermined period of time, including those that do not have an instrument formalizing them, will be valid until December 31, 2010. However, Article 2 of Law 12,693 of July 24, 2012, which amended Article 7°-A of Law 11,578, of November 26, 2007, allowed the provision of public basic sanitation services to be executed until December 31, 2016.

The Company’s Management understands that in the municipalities where the concession agreements were not yet renewed, the operation is governed by Laws 8,987/95 and 11,445/07, including those municipalities served without an agreement.

Public deeds are valid and governed by the Brazilian Civil Code.

The Company's shares have been listed in the Novo Mercado (New Market) segment of B3 under the ticker symbol SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as American Depositary Receipts (“ADRs”) Level III, under the SBS code, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental and Paulista Geradora de Energia. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting vote in certain issues jointly with associates, indicating the shared control in the management of investees.

As of March 3, 2018, the Jaguari-Atibainha interconnection was inaugurated; this interconnection will allow the transfer of an average annual outflow of 5.13 cubic meters per second (m³/s) and a maximum outflow of 8.5 m³/s from the Paraíba do Sul Basin to the Cantareira System. Expected to be inaugurated in April 2018, the São Lourenço Production System will expand water production and capacity by 6.4 m³/s. After construction is completed, the Company will have nine large production systems available to supply the São Paulo Metropolitan Region. These two important works aim at expand water security in the São Paulo Metropolitan Region.

Management expects that with the normalization of rainfall, the generation of operating cash and the credit lines available for investment, the Company will have sufficient funds to meet its commitments and not compromise its necessary investments.

Corporate reorganization

As of May 12, 2017, the Board of the State Privatization Program approved:

(i)        the conducting of studies for SABESP’s Capitalization (as defined below);

(ii)      the hiring, by SABESP, of the International Finance Corporation, which is associated with the World Bank;

(iii)    the execution of an agreement between SABESP and the State Government through the Water Resources and Sanitation Department and the Treasury Department, in order to define the scope of the contract and control the relationship between the parties, including a proportional expense reimbursement.

The proposed Capitalization provides for the creation of a corporation to directly control SABESP through the transfer of the shares held by the State of São Paulo to the capital stock of the new corporation. The State of São Paulo will continue holding a sufficient number of shares to ensure SABESP’s control, as provided for in law. The objective of the Capitalization is to overcome a situation that restricts investments designed to preserve the expansion of activities to ensure the universalization of basic sanitation services offered by the Company.

The Capitalization may provide for the admission of institutional investors to contribute financial resources to the capital stock of the new company, strengthening SABESP’s corporate governance and business efficiency in order to promote and accelerate the universalization of sanitation services in the State of São Paulo.

As of      September 15, 2017, Law 16,525 was sanctioned, enacted and published; it provides for the corporate reorganization of Companhia de Saneamento Básico de São Paulo - SABESP and sets forth other provisions.

The main provisions of the Law are:

-  The Executive branch is authorized to establish a corporation, governed by Federal Law 6,404/76, to hold basic sanitation and other assets, whose exploration relates to its main purpose ("Parent Company");

-  The objective of the Parent Company is, among others:

(i)   Control SABESP;

(ii) Hold the ownership, manage and explore assets of any nature, aiming the universalization and efficiency of basic sanitation services in the State of São Paulo;

(iii)   Structure and implement funding operations to strengthen its ability to execute strategies and initiatives in the basic sanitation sector;

(iv)    Assist the State of São Paulo and other federal entities in the implementation of public policies in the basic sanitation sector;

(v) Explore other business opportunities related to the basic sanitation sector inside and outside the State of São Paulo, supported by SABESP;

(vi)    Use legally appropriate contractual and corporate arrangements to fulfill its corporate purpose, including the creation of wholly-owned subsidiaries, formation of consortia and holding interests in other public or private companies, provided that approved by the Board of Directors.

-  The Government will hold ownership of most of the common shares of the Parent Company; other shareholders may also hold minority interests in the Parent Company;

-  Private shareholders will be allowed in the Parent Company in order to contribute capital, add value to the business and strengthen the Company’s and the Parent Company’s corporate governance, provided that they do not restrict the capacity of the São Paulo State Government to guide them in the attainment of the public interest that justified their creation;

-  The São Paulo State Government is authorized to pay-in its interest in the Parent Company’s capital through the transfer of the shares it holds in SABESP;

-  The Parent Company and SABESP may acquire shares from other state-owned or private companies that have potential synergy with SABESP’s activities;

-  The Parent Company may increase SABESP’s capital to pay-in in cash or with assets, inclusive by holding a tender offer in the capital market; and

-  The São Paulo State Government is authorized to sell or encumber the Parent Company’s shares or its respective subscription rights, provided that the ownership of most of the common shares is maintained;

-  The State Government may waive its preemptive right to subscribe to shares in future capital increases of the Parent Company, in order to enable contributions from new shareholders without losing its the control;

-  The São Paulo State Government will mandatorily allocate at least 30% of the proceeds from the sale of the Parent Company’s shares to investments in basic sanitation projects;

-  A management agreement will be entered into by the São Paulo State Government, the Parent Company and SABESP to strengthen the companies’ administrative and financial efficiency;

(i)      The execution of the management agreement will be preceded by the assumption of SABESP’s control by the Parent Company and will establish performance targets related to the reduction of water losses and the universalization of basic sanitation services provided by SABESP;

(ii)     The management agreement will also provide for the increase in the companies’ managerial autonomy regarding:

-       the definition of a personnel policy;

-       procedures for bids and the contracting of suppliers and service providers;

-       cash management, treasury operations, bank payments of salaries and suppliers; and

-       autonomy for the general shareholders’ meeting to establish the salaries and other types of compensation to members of management, based on the limits and parameters established in the management agreement;

(iii) The agreement will be valid for five years, but may be renegotiated and successively renewed.

The financial statements were approved by Management on April 26, 2018.